Revenues (Tables)	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenue segment information
Country	Six-month period ended June 30,
	2017	2018
Norway	$27,161	$15,918
Brazil	171,259	106,612
Tanzania	-	9,164
Angola	288,957	119,693
Congo	99,940	40,106
Total service revenues	$587,317	$291,493

Contract Liabilities
	December 31, 2017	June 30, 2018
Contract liabilities – current	15,329	5,230
Contract liabilities – non-current	$14,385	$11,792

Changes in contract liabilities
Contract Liabilities
Balance as of December 31, 2017	$29,714
Decrease: Amortization of deferred revenue	13,428
Addition: Transfer to Trade accounts receivable	736
Balance as of June 30, 2018	$17,022

Future Amortization of Contract Liabilities and Deferred Costs
	Remaining 2018	2019	2020	2021	Total
Amortization of contract liabilities	$2,637	$5,229	$5,244	$3,912	$17,022
Amortization of deferred costs	$748	$1,483	$1,486	$1,110	$4,827